Schedule of Aggregate Percentage Revenue and Accounts Receivable (Details) (Parenthetical) - Customer Concentration Risk [Member] - Customer [Member]	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Percentage of revenue	10.00%
Accounts Receivable [Member]
Product Information [Line Items]
Percentage of revenue	10.00%